Warrant Issued to the FDIC	12 Months Ended
Dec. 31, 2010
Warrant Issued to the FDIC [Abstract]
Warrant Issued to the FDIC

Note 15 Warrant Issued to the FDIC

        In connection with the Acquisition, BUFH issued a warrant to the FDIC. The warrant had an initial contractual term of ten years and becomes exercisable for a sixty day period beginning on the tenth day after the consummation of a qualifying IPO or exit event from which total tangible equity value arises exceeding the value that would be implied if the Company was valued at the average price-to-tangible book value multiple for the top quartile of publicly-traded U.S. banks and thrifts with total assets in excess of $10 billion.

        In the event that the warrant becomes exercisable as a result of a qualifying IPO, the FDIC will be entitled to acquire a number of common shares of the registrant at an exercise price of $0.01 per share equal to the amount obtained by dividing (i) the warrant value, as defined, by (ii) the applicable IPO price minus the exercise price per share. If the exercisability event is an exit event, the FDIC will be entitled to acquire a number of common shares of the entity acquiring BUFH or the Company, equal to the amount obtained by dividing (i) the warrant value as defined by (ii) the applicable exit event price minus the exercise price per share, unless the common shares do not meet certain criteria, in which case the FDIC shall receive substitute securities having an aggregate value of the sum of the warrant value and the exercise price. The warrant is redeemable by BUFH or the Company for cash after it becomes exercisable at a redemption price equal to the warrant value, as defined.

        The Company has classified this warrant as a liability to BUFH in the accompanying consolidated balance sheets. In October 2010, the Company and the FDIC agreed to amend the warrant to guarantee a minimum value to the FDIC of $25.0 million. Included in other liabilities is $25.0 million and $3.2 million at December 31, 2010 and 2009, respectively, representing the greater of fair value or the minimum guaranteed value of this instrument. The Company recognized expense of $21.8 million and $1.7 million related to the increase in value of this instrument for the year ended December 31, 2010 and the period ended December 31, 2009, respectively. As discussed in Note 21, Subsequent Events, the Company settled the warrant for $25.0 million in cash in February, 2011.